Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2023
Restatement Determination Date:: 2023-12-31
Erroneously Awarded Compensation Recovery
Restatement does not require Recovery
There was no erroneously awarded compensation that was required to be recovered pursuant to Polestar’s Compensation Clawback Policy during the fiscal year ended December 31, 2023. The Company’s management, in consultation with the Audit Committee, conducted a recovery analysis pursuant to, and as required by, the Company’s Compensation Clawback Policy (the “Policy”) as well as Rule 10D-1 of the Securities Exchange Act of 1934, as amended, and Nasdaq Rule 5608. The analysis concluded that no recovery was required under the Policy because incentive-based compensation for executives covered by the Policy relating to restated fiscal years 2021, 2022 and 2023 was either: (a) earned and received prior October 2, 2023 and thus out of scope of the Policy, or (b) not yet settled or otherwise paid. Therefore, only the restated financial metrics would be used in determining performance at the relevant vesting date.
As part of the recovery analysis, it was noted that executives covered by the Policy received under the Company’s bonus program: (i) cash bonuses earned with respect to achievement of key performance indicators during fiscal year 2021, which were paid in April 2022, and (ii) cash bonuses earned with respect to achievement of key performance indicators during fiscal year 2022, which were paid in April 2023. No cash bonuses were earned or otherwise paid with respect to performance during fiscal year 2023. The recovery analysis further noted that executives covered by the Policy were granted: 419,563 performance stock units in September 2022 that were subject to achievement of pre-determined performance goals during the performance period commencing on July 1st, 2022 and ending on December 31st, 2024 and, if applicable, vesting in May 2025 (the “2022 Performance Units”), and 858,151 performance stock units in April 2023 that were subject to achievement of pre-determined performance goals during the performance period commencing on January 1st, 2023 and ending on December 31st, 2025 and, if applicable, vesting in June 2026 (the “2023 Performance Units”). Therefore, no amounts have been settled or otherwise paid with respect to the 2022 Performance Units or 2023 Performance Units. Amounts earned, if any, under the 2022 Performance Units and 2023 Performance Units will be paid based on appropriately restated metrics following the conclusion of the respective performance periods.